Investment- Equity Method and Joint Ventures Investment in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following table summarizes our equity method investments and joint ventures (in millions):

	Watson		Vancouver Energy	TLLP
				TRG		UBFS		Total
Balance at December 31, 2012	$—		$—	$—		$—		$—
Investments	111	(a)	5	—		—		116
Equity in earnings	11		—	—		—		11
Distributions received	(13)		—	—		—		(13)
Balance at December 31, 2013 (b)	109		5	—		—		114
Investments	13	(a)	5	39	(a)	18	(a)	75
Equity in earnings (loss)	10		(1)	1		—		10
Distributions received	(29)		—	—		—		(29)
Balance at December 31, 2014 (b)	$103		$9	$40		$18		$170
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(a)
Includes the preliminary fair value of the equity method interest in TRG and UBFS acquired as part of TLLP’s Rockies Natural Gas Business in 2014 and the final fair value Watson acquired in the Los Angeles Acquisition in 2013.

(b)
The carrying amount of our investments in Watson, TRG and UBFS exceeded the underlying equity in net assets by $70 million, $15 million, and $7 million, respectively, at December 31, 2014. Watson’s carrying amount at December 31, 2013 exceeded the underlying equity in net assets by $73 million. These basis differences are being amortized over the useful lives of the underlying fixed assets.